Components of Container Leaseback Financing Receivable (Parenthetical) (Detail) - Customer	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Capital Leased Assets [Line Items]
Number of customers represent container leaseback financing receivable portfolio	2	2
Customer One
Capital Leased Assets [Line Items]
Percentage of container leaseback financing receivable portfolio	85.80%	82.90%
Customer Two
Capital Leased Assets [Line Items]
Percentage of container leaseback financing receivable portfolio	14.20%	17.10%